SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
SUBSEQUENT EVENTS

14.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to various commitments and contingencies, including contractual obligations and potential legal matters.

The Company evaluates such matters in accordance with ASC 450, Contingencies, and records a liability when it is probable that a loss has been incurred and the amount can be reasonably estimated. If a loss is reasonably possible but not probable, or if the amount cannot be reasonably estimated, the Company discloses the nature of the contingency.

As of March 31, 2026 and December 31, 2025, the Company was not subject to any material pending or threatened litigation, claims, or assessments, and did not have any material commitments or contingencies that required accrual or disclosure in the condensed consolidated financial statements.

15.	SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards for the accounting and disclosure of events that occur after the balance sheet date but before the financial statements are issued, the Company has evaluated all events and transactions that occurred after March 31, 2026 through the date the consolidated financial statements were issued.

Based on this evaluation, management determined that there were no subsequent events that required recognition or disclosure in the accompanying consolidated financial statements.

17.	COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may be subject to various commitments and contingencies, including contractual obligations and potential legal matters.

The Company evaluates such matters in accordance with ASC 450, Contingencies, and records a liability when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. If a loss is reasonably possible but not probable, or if the amount cannot be reasonably estimated, the Company discloses the nature of the contingency.

As of December 31, 2025 and 2024, the Company was not subject to any material pending or threatened litigation, claims, or assessments, and did not have any material commitments or contingencies that required accrual or disclosure in the consolidated financial statements.

SUBSEQUENT EVENTS

18.	SUBSEQUENT EVENTS

In accordance with ASC Topic 855 “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2025   up until the date that the Company issued these financial statements.

Establishment of Subsidiary

On January 5, 2026, the Company established a wholly owned subsidiary in Vietnam, AMCV Company Limited, to support manufacturing and operational activities related to the Company’s robotics products. The subsidiary had not commenced material operations as of the date of issuance of these financial statements.

Warrants Exercise

Subsequent to December 31, 2025, the Company received and accepted a warrant exercise notice from a holder of its outstanding PIPE warrants. On March 17, 2026, a warrant holder exercised warrants to purchase an aggregate of 5,000 shares of the Company’s common stock at the contractual exercise price per share. The Company received proceeds of approximately $20,085 and issued the corresponding shares in accordance with the terms of the applicable warrant agreement.

Management evaluated this event in accordance with ASC 855 and determined that the warrant exercise represents a non-recognized subsequent event, as it relates to conditions arising after the balance sheet date. Accordingly, no adjustment has been made to the consolidated financial statements as of December 31, 2025.